Summary of Significant Accounting Policies (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 USD ($)	Apr. 15, 2021	Aug. 21, 2020	Jun. 01, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Translation adjustments description				Translation adjustments included in accumulated other comprehensive income (loss) amounted to RMB (35,434,146) and RMB (54,970,351) (USD 8,621,853) as of December 31, 2020 and 2021, respectively. The balance sheet amounts, with the exception of shareholders’ equity for WiMi HK and VIYI, at December 31, 2020 and 2021 were translated at RMB 1.00 to HKD 1.1882 and to HKD 1.2231, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2019, 2020 and 2021 were RMB 1.00 to HKD 1.1363, HKD 1.1245 and to HKD 1.2048, respectively. The balance sheet amounts, with the exception of shareholders’ equity for WiMi Cayman, Skystar and Fe-da Electronics, at December 31, 2020 and 2021 were translated at RMB 1.00 to USD 0.1533 and to USD 0.1568, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2019, 2020 and 2021 were RMB 1.00 to USD USD 0.1450, USD 0.1450 and to USD 0.1550, respectively. The shareholders’ equity accounts were stated at their historical rate. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.	Translation adjustments included in accumulated other comprehensive income (loss) amounted to RMB (35,434,146) and RMB (54,970,351) (USD 8,621,853) as of December 31, 2020 and 2021, respectively. The balance sheet amounts, with the exception of shareholders’ equity for WiMi HK and VIYI, at December 31, 2020 and 2021 were translated at RMB 1.00 to HKD 1.1882 and to HKD 1.2231, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2019, 2020 and 2021 were RMB 1.00 to HKD 1.1363, HKD 1.1245 and to HKD 1.2048, respectively. The balance sheet amounts, with the exception of shareholders’ equity for WiMi Cayman, Skystar and Fe-da Electronics, at December 31, 2020 and 2021 were translated at RMB 1.00 to USD 0.1533 and to USD 0.1568, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2019, 2020 and 2021 were RMB 1.00 to USD USD 0.1450, USD 0.1450 and to USD 0.1550, respectively. The shareholders’ equity accounts were stated at their historical rate. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.
Convenience translation description				Translations of balances in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2021 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1568, representing the mid-point reference rate set by Peoples’ Bank of China on December 31, 2021.	Translations of balances in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2021 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1568, representing the mid-point reference rate set by Peoples’ Bank of China on December 31, 2021.
Net received (in Dollars) | $			$ 2,006,000
Escrow deposit (in Dollars) | $			$ 1,000,000
Legal proceeding	¥ 442,560	$ 69,414
Restricted cash				¥ 442,560		¥ 13,088,949			$ 69,414
Allowance for doubtful accounts				¥ 2,734,421		111,639,312			17,510,126
Third party				3.85%	3.85%
Loan terms				1 year	1 year
Real estate property				¥ 24,000,000					3,800,000
Other receivable				326,268		1,180			$ 51,000
Other receivable- related parties				¥ 27,589,530	$ 4,327,294
Residual value percentage				5.00%					5.00%
Properties description				The properties are expected to be completed between 2023 and 2024.	The properties are expected to be completed between 2023 and 2024.
Estimated useful lives description				The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives of five to ten years.	The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives of five to ten years.
Impairment of Long-Lived Assets to be Disposed of				¥ 4,308,822	$ 675,819	0		¥ 0
contract costs				3,000,000	500,000
Advertising costs				¥ 1,800	$ 282	97,820		59,091
VAT Percentage				6.00%	6.00%
Recognized tax benefit				50.00%					50.00%
Government subsidies				¥ 1,035,527	$ 162,418	1,097,498		1,356,800
Other income				¥ 4,042,172	$ 633,997	2,414,387		2,390,525
Additional input VAT percentage				10.00%	10.00%
Right of use asset				¥ 1,800,000
Incremental borrowing rate				7.00%	7.00%
Total expenses				¥ 2,683,929	$ 420,962	1,123,211		¥ 1,451,938
Equity interest rate										55.00%	53.00%	51.00%
Noncontrolling interests subscriptions receivable (in Dollars) | $							$ 88,671,062
Noncontrolling interests subscriptions receivable						(88,671,062)	(13,907,659)
Noncontrolling interests, description				Noncontrolling interests consists of an aggregate of 47.0% of the equity interest of VIDA, 27% of the equity interest of VIYI as of December 31, 2021. ICinit was deconsolidated in October 2021. On March 26, 2021, Bofeng Investment Limited and Bravo Great Enterprises Limited transferred their respective shareholdings in VIYI to MIDI Capital Markets LLC (“MIDI”) and Guosheng Holdings Limited (“Guosheng”). On March 26, 2021, WiMi Cayman entered into an equity transfer agreement with MIDI and Guosheng, pursuant to which WiMi Cayman transferred total of 20% of the issued share capital of VIYI to Guosheng Holdings Limited for the same consideration of US$10,000,000. On March 26, 2021, WiMi Cayman entered into an equity transfer agreement with Universal Winnings Holding Limited (“Universal”) and Joyous Dragon Limited, pursuant to which WiMi Cayman transferred 7% of the issued share capital of VIYI for a consideration of USD 3,500,000. Joyous Dragon Limited subsequently transferred its equity interest to Milestone Investment Limited (“Milestone”). As such, MIDI, Guosheng, Universal and Milestone collectively owned 27% of VIYI for a total consideration of US13.5 million.	Noncontrolling interests consists of an aggregate of 47.0% of the equity interest of VIDA, 27% of the equity interest of VIYI as of December 31, 2021. ICinit was deconsolidated in October 2021. On March 26, 2021, Bofeng Investment Limited and Bravo Great Enterprises Limited transferred their respective shareholdings in VIYI to MIDI Capital Markets LLC (“MIDI”) and Guosheng Holdings Limited (“Guosheng”). On March 26, 2021, WiMi Cayman entered into an equity transfer agreement with MIDI and Guosheng, pursuant to which WiMi Cayman transferred total of 20% of the issued share capital of VIYI to Guosheng Holdings Limited for the same consideration of US$10,000,000. On March 26, 2021, WiMi Cayman entered into an equity transfer agreement with Universal Winnings Holding Limited (“Universal”) and Joyous Dragon Limited, pursuant to which WiMi Cayman transferred 7% of the issued share capital of VIYI for a consideration of USD 3,500,000. Joyous Dragon Limited subsequently transferred its equity interest to Milestone Investment Limited (“Milestone”). As such, MIDI, Guosheng, Universal and Milestone collectively owned 27% of VIYI for a total consideration of US13.5 million.
Dilutive shares (in Shares) | shares								8,611,133
Statutory surplus reserve fund, description				Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.	Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.
Other Income Net [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Other income				¥ 2,429,701	$ 381,088	1,282,807		¥ 851,583
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Bear interest percentage				0.00%	0.00%
Investments				20.00%					20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Bear interest percentage				3.85%	3.85%
Investments				50.00%					50.00%
CHINA
Summary of Significant Accounting Policies (Details) [Line Items]
VAT Percentage				13.00%	13.00%
SINGAPORE
Summary of Significant Accounting Policies (Details) [Line Items]
GST rate				7.00%	7.00%
Two Individual Investors of VIDA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interests subscriptions receivable						172,528
One Individual Investor of ICinit [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interests subscriptions receivable						¥ 412,384
VIDA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate						47.00%
ICinit [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate						49.00%
VIYI [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate						13.50%
Noncontrolling interests subscriptions receivable						¥ 88,086,150	$ 13,500,000
Two Individual Investors of VIDA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interests subscriptions receivable						¥ 172,528
Investments [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting interest percentage				20.00%					20.00%